Revenue Recognition	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Rigetti Holdings [Member]
Revenue recognition
3.	REVENUE RECOGNITION
Revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these goods or services and excludes any government-assessed and imposed taxes on revenue- generating activities that are invoiced to customers.
The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services:

	Nine Months Ended October 31,
Type of Goods or Service	2021	2020
Development contracts and other services	$5,029,105	$2,534,915
QCaaS	1,910,876	1,589,248

	$6,939,981	$4,124,163

Timing of Revenue Recognition
Revenue recognized at a point in time	$—	$—
Revenue recognized over time	6,939,981	4,124,163

	$6,939,981	$4,124,163

Selected condensed consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of October 31, 2021 and January 31, 2021 were as follows:

	October 31, 2021	January 31, 2021
Trade receivables, net	$1,274,181	$327,301
Unbilled receivables	$195,376	$152,073
Deferred revenue—current	$(630,993)	$(491,827)
The timing of revenue recognition may not align with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment, regardless of whether revenue has been recognized. If revenue has not yet been recognized, a contract

3.	REVENUE RECOGNITION
The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services:

	Year Ended January 31,
Type of Goods or Service	2021	2020
Development contracts and other services	$2,919,507	$479,653
QCaaS	2,380,091	208,329
Quantum computing components	243,000	47,500

	$5,542,598	$735,482

Timing of Revenue Recognition
Revenue recognized at a point in time	$243,000	$47,500
Revenue recognized over time	5,299,598	687,982

	$5,542,598	$735,482

Selected consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of January 31, 2021 and 2020 were as follows:

	2021	2020
Trade receivables, net	$327,301	$165,225
Unbilled receivables	$152,073	$23,750
Deferred revenue - current	$(491,827)	$(1,850,482)
Deferred revenue - non-current	$—	$(301,201)
Changes in deferred revenue from contracts with customers were as follows:

	Year Ended January 31,
	2021	2020
Balance at beginning of period	$(2,151,683)	$(339,536)
Deferral of revenue	(364,545)	(2,062,773)
Recognition of deferred revenue	2,024,401	250,626

Balance at end of period	$(491,827)	$(2,151,683)

Remaining performance obligations represent the portion of the transaction price that has not yet been satisfied or achieved. As of January 31, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $7,097,948. The Company expects to recognize estimated revenues related to performance obligations that are unsatisfied (or partially satisfied) in the amounts of approximately $5,385,980 during the year ended January 31, 2022, $1,061,538 during the year ended January 31, 2023, and $650,430 during the year ended January 31, 2024.
Deferred Contract Acquisition and Fulfillment Costs
—The Company has not identified any costs that are incremental to the acquisition of customer contracts that would be capitalized as deferred costs on the balance sheet in accordance with ASC
340-40.
Incremental costs incurred to fulfill the Company’s contracts that meet the capitalization criteria in ASC
340-40
have historically been immaterial. Accordingly, the Company has not capitalized any contract fulfillment costs as of January 31, 2021 and 2020.